GMO International Equity Fund Expense Example - GMO International Equity Fund	Feb. 28, 2025 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	831
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,138